Borrowings - Convertible Notes - Additional Information (Detail)						1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 05, 2017	May 26, 2017	Apr. 18, 2016 shares	Apr. 13, 2016 USD ($) shares	Jul. 31, 2013 USD ($) $ / shares	Jul. 31, 2013 USD ($) $ / shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Principal amount of convertible notes due 2020 converted into shares of common stock								$ 64,209,000
Common stock, shares issued | shares								13,020,000	11,587,000
Loss on extinguishment of debt								$ 14,566,000
Debt maturity date								Jul. 15, 2020
Reverse stock split description								Reverse Split, every ten shares of common stock issued and outstanding was converted into one share of common stock
Interest expense								$ 22,449,000	$ 18,769,000	$ 18,230,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 125,000,000	$ 125,000,000
Net proceeds from the debt issuance						$ 120,600,000
Interest rate (as a percent)					4.50%	4.50%
Embedded conversion option					$ 53,800,000	$ 53,800,000
Underwriting discounts and commissions and offering expenses					4,400,000
Principal amount of convertible notes due 2020 converted into shares of common stock				$ 64,200,000
Conversion ratio, principal amount				$ 1,000	$ 1,000	$ 1,000
Conversion rate of common stock shares per $1,000 principal amount	23.5210	235.2112	136		160
Common stock, shares issued | shares			873,215	363,551			1,236,766
Value of additional shares issued for conversion				$ 27,700,000
Trading period				10 days
Increase to additional paid in capital pursuant to conversion							$ 101,000,000
Loss on extinguishment of debt							14,600,000
Reduction in additional paid-in capital attributable to embedded conversion option							$ 39,800,000
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be convertible					30 days
Convertibility of debt, closing price of stock test, percentage of stock price to conversion price for the notes that must be exceeded					130.00%
Number of consecutive business days immediately after any five consecutive trading day period during the note measurement period					5 days
Number of consecutive trading days before five consecutive business days during the note measurement period					5 days
Initial conversion price of shares (in dollars per share) | $ / shares					$ 6.25	$ 6.25
Reverse stock split description								one-for-ten reverse stock split
Reverse stock split, conversion ratio	0.1
Minimum percentage of aggregate principal amount held by bondholders to declare notes due and payable					25.00%
Percentage of principal amount due and payable upon event of default					100.00%
Interest expense								$ 22,700,000	$ 13,700,000	$ 13,700,000
Convertible Notes [Member] | Conversion Terms, Fundamental Changes [Member]
Debt Instrument [Line Items]
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest					100.00%
Convertible Notes [Member] | Conversion Terms, Event of Default [Member]
Debt Instrument [Line Items]
Percentage of principal amount due and payable upon event of default arising out of certain bankruptcy events					100.00%
Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be convertible					20 days
Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Convertibility of debt, trading price of debt test, percentage of closing price of stock used in calculation					98.00%
Convertible Notes [Member] | Transaction Costs Incurred With Third Parties [Member]
Debt Instrument [Line Items]
Reduction in additional paid-in capital								200,000
Convertible Notes [Member] | Interest Expense [Member] | Transaction Costs Incurred With Third Parties [Member]
Debt Instrument [Line Items]
Transaction costs related to conversion of convertible notes due 2020 incurred and paid								$ 200,000